Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on(4):
Year(1)	SCT Total for CEO ($)	CAP to CEO(2) ($)	Average SCT Total for non-CEO NEOs(3) ($)	Average CAP to non-CEO NEOs(2) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4)(5) ($)	Net Income ($) in millions	Adjusted Operating Income(6) ($) in millions
2025	18,889,998	25,187,338	5,138,987	6,953,126	81	79	437	1,106
2024	17,441,535	3,762,974	5,099,892	1,275,429	65	62	507	1,091
2023	18,891,372	25,295,686	5,368,345	7,211,982	94	83	573	1,115
2022	15,376,344	4,822,793	4,550,657	530,131	81	78	328	886
2021	13,306,375	23,444,040	4,073,394	6,711,337	116	115	374	958

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
(1) The table below reflects the current and former NEOs by year:

NEO	2021	2022	2023	2024	2025
Raymond E. Scott	CEO NEO	CEO NEO	CEO NEO	CEO NEO	CEO NEO
Jason M. Cardew	x	x	x	x	x
Frank C. Orsini	x	x	x	x	x
Harry A. Kemp			x	x	x
Nicholas J. Roelli					x
Carl A. Esposito	x	x	x	x
Alicia J. Davis				x
Thomas A. DiDonato	x	x

Peer Group Issuers, Footnote	Our PVP Peer Group is the same peer group used in the performance graph included in our 2025 Annual Report on Form 10‑K pursuant to Item 201(e)(1)(ii) of Regulation S‑K (the “10‑K Peer Group”). We selected the 10‑K Peer Group because we do not believe there is a single published industry or line‑of‑business index that is appropriate for comparing TSR. Accordingly, the 10‑K Peer Group is comprised of representative independent automotive suppliers whose common stock is publicly traded.
For 2025, 2024, 2023, 2022 and 2021, this column reflects the five‑year, four‑year, three‑year, two‑year and one‑year Peer Group Cumulative TSR, respectively, of the 10‑K Peer Group. For 2025, the 10‑K Peer Group consists of Adient plc, Aptiv PLC, Aumovio SE, Autoliv, Inc., BorgWarner Inc., Dana Incorporated, Dauch Corporation (formerly known as American Axle & Manufacturing Holdings, Inc.), Forvia SE, Gentex Corporation, Gentherm Incorporated, Magna International Inc., PHINIA Inc., Valeo and Visteon Corporation. Continental AG, which was included in the 2024 10-K Peer Group, was removed and replaced with its spin‑off, Aumovio SE, because it represents the automotive part of Continental's business. PHINIA Inc., an automotive supplier of fuel and electrical systems, was added to the 2025 10-K Peer Group following its spin‑off from BorgWarner Inc. Had the PVP Peer Group remained unchanged from 2024, the Peer Group Cumulative TSR for 2025 would have been $80.

PEO Total Compensation Amount	$ 18,889,998	$ 17,441,535	$ 18,891,372	$ 15,376,344	$ 13,306,375
PEO Actually Paid Compensation Amount	$ 25,187,338	3,762,974	25,295,686	4,822,793	23,444,040
Adjustment To PEO Compensation, Footnote
Reconciliations of SCT Total Compensation to CAP Total Compensation for our CEO and Average SCT Total Compensation to Average CAP Total Compensation for our non-CEO NEOs is shown below:

			Pension Valuation Adjustments	Equity Award Adjustments(2)
Year	Executive(s)	Reported SCT Total ($)	Deduct Change in Pension Value ($)(1)	Deduct Stock Awards ($)	Add Year-End Value of Unvested Equity Awards Granted in Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vested in Year ($)	CAP Total ($)
2025	CEO	18,889,998	(72,544)	(13,924,254)	18,610,759	(277,026)	1,960,405	25,187,338
	Non-CEO NEO	5,138,987	(22,361)	(3,123,051)	4,136,358	472,600	350,593	6,953,126
2024	CEO	17,441,535	(44,310)	(13,263,959)	7,670,699	(4,988,058)	(3,052,932)	3,762,974
	Non-CEO NEO	5,099,892	—	(3,423,975)	2,207,171	(2,088,040)	(519,618)	1,275,430
2023	CEO	18,891,372	(41,649)	(13,349,215)	17,035,840	1,363,813	1,395,525	25,295,686
	Non-CEO NEO	5,368,345	(16,970)	(3,096,481)	3,904,657	670,357	382,074	7,211,982
2022	CEO	15,376,344	—	(11,118,747)	7,283,518	(3,867,535)	(2,850,787)	4,822,793
	Non-CEO NEO	4,550,657	—	(2,631,326)	1,730,867	(2,238,827)	(881,241)	530,130
2021	CEO	13,306,375	—	(9,737,072)	12,089,428	1,757,058	6,028,251	23,444,040
	Non-CEO NEO	4,073,394	—	(2,431,458)	3,009,472	1,110,158	949,771	6,711,337
(1)Reflects a deduction for the aggregate change in the actuarial present value of the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table. For all years, there was no pension value attributable to “service cost” or “prior service cost,” so no adjustments are reflected for these values required to be added as part of the CAP pension valuation adjustments.
(2)For all years, (a) no equity awards vested in the year of grant, (b) no equity awards granted in prior years were forfeited, (c) no equity awards were modified during the year, and (d) no dividends or other earnings were paid prior to the applicable vesting date that were not otherwise accounted for in total compensation for the year, so no adjustments are reflected for these values required to be added as part of the CAP equity award adjustments. The fair value of option and stock awards is determined in accordance with ASC 718, “Compensation – Stock Compensation.” The fair value of outstanding performance-based stock awards reflects the expected performance results as of year-end.

Non-PEO NEO Average Total Compensation Amount	$ 5,138,987	5,099,892	5,368,345	4,550,657	4,073,394
Non-PEO NEO Average Compensation Actually Paid Amount		1,275,429	7,211,982	530,131	6,711,337
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliations of SCT Total Compensation to CAP Total Compensation for our CEO and Average SCT Total Compensation to Average CAP Total Compensation for our non-CEO NEOs is shown below:

			Pension Valuation Adjustments	Equity Award Adjustments(2)
Year	Executive(s)	Reported SCT Total ($)	Deduct Change in Pension Value ($)(1)	Deduct Stock Awards ($)	Add Year-End Value of Unvested Equity Awards Granted in Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vested in Year ($)	CAP Total ($)
2025	CEO	18,889,998	(72,544)	(13,924,254)	18,610,759	(277,026)	1,960,405	25,187,338
	Non-CEO NEO	5,138,987	(22,361)	(3,123,051)	4,136,358	472,600	350,593	6,953,126
2024	CEO	17,441,535	(44,310)	(13,263,959)	7,670,699	(4,988,058)	(3,052,932)	3,762,974
	Non-CEO NEO	5,099,892	—	(3,423,975)	2,207,171	(2,088,040)	(519,618)	1,275,430
2023	CEO	18,891,372	(41,649)	(13,349,215)	17,035,840	1,363,813	1,395,525	25,295,686
	Non-CEO NEO	5,368,345	(16,970)	(3,096,481)	3,904,657	670,357	382,074	7,211,982
2022	CEO	15,376,344	—	(11,118,747)	7,283,518	(3,867,535)	(2,850,787)	4,822,793
	Non-CEO NEO	4,550,657	—	(2,631,326)	1,730,867	(2,238,827)	(881,241)	530,130
2021	CEO	13,306,375	—	(9,737,072)	12,089,428	1,757,058	6,028,251	23,444,040
	Non-CEO NEO	4,073,394	—	(2,431,458)	3,009,472	1,110,158	949,771	6,711,337
(1)Reflects a deduction for the aggregate change in the actuarial present value of the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table. For all years, there was no pension value attributable to “service cost” or “prior service cost,” so no adjustments are reflected for these values required to be added as part of the CAP pension valuation adjustments.
(2)For all years, (a) no equity awards vested in the year of grant, (b) no equity awards granted in prior years were forfeited, (c) no equity awards were modified during the year, and (d) no dividends or other earnings were paid prior to the applicable vesting date that were not otherwise accounted for in total compensation for the year, so no adjustments are reflected for these values required to be added as part of the CAP equity award adjustments. The fair value of option and stock awards is determined in accordance with ASC 718, “Compensation – Stock Compensation.” The fair value of outstanding performance-based stock awards reflects the expected performance results as of year-end.

Compensation Actually Paid vs. Total Shareholder Return	-
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	-
Tabular List, Table

Most Important Performance Measures
Adjusted Operating Income*
Adjusted Pretax Income*
Free Cash Flow*
Adjusted ROIC Improvement*

Total Shareholder Return Amount	$ 81	65	94	81	116
Peer Group Total Shareholder Return Amount	79	62	83	78	115
Net Income (Loss)	$ 437,000,000	$ 507,000,000	$ 573,000,000	$ 328,000,000	$ 374,000,000
Company Selected Measure Amount	1,106	1,091	1,115	886	958
PEO Name	Raymond E. Scott
Additional 402(v) Disclosure	Represents CAP for our CEO and Average CAP for our non-CEO NEOs as a group, as determined in accordance with Item 402(v) of Regulation S-K, and does not reflect the compensation ultimately earned or realized by our CEO or non-CEO NEOs.
(3) Reflects the average SCT total of our non-CEO NEOs (determined as set forth below).
(4) Reflects our Cumulative TSR and our Peer Group Cumulative TSR for each measurement period from December 31, 2020 through December 31, 2025. Dividends are assumed to be reinvested, and the returns of each company in our PVP Peer Group are weighted to reflect relative stock market capitalization. Results assume that $100 was invested on December 31, 2020, in each of our common stock and the stocks comprising our PVP Peer Group.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income*
Non-GAAP Measure Description	Adjusted Operating Income is a performance measure in the AIP and highly correlated to the other financial measures used in the annual and long-term incentive plans. See the “Compensation Discussion and Analysis” above for a description of how this measure was determined in 2025 and the “Compensation Discussion and Analysis” in our 2024, 2023, 2022 and 2021 proxy statements for descriptions of how this measure was determined in 2024, 2023, 2022 and 2021, respectively. Adjusted Operating Income is a Non-GAAP financial measure. See pages 42 and 47 and Appendix A "Reconciliation of Non-GAAP Financial Measures" on page 97 for more information on this financial measure and how it is used.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Pretax Income*
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow*
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted ROIC Improvement*
Stock Price Low [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 75.18	$ 92.95	$ 118.96	$ 119.69	$ 146.17
Stock Price High [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118.82	146.07	155.51	192.81	203.13
Stock Price at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114.60	94.70	141.21	124.02	182.95
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,187,338	3,762,974	25,295,686	4,822,793	23,444,040
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,610,759	7,670,699	17,035,840	7,283,518	12,089,428
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(277,026)	(4,988,058)	1,363,813	(3,867,535)	1,757,058
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,960,405	(3,052,932)	1,395,525	(2,850,787)	6,028,251
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,544)	(44,310)	(41,649)	0	0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,924,254)	(13,263,959)	(13,349,215)	(11,118,747)	(9,737,072)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,953,126	1,275,430	7,211,982	530,130	6,711,337
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,136,358	2,207,171	3,904,657	1,730,867	3,009,472
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	472,600	(2,088,040)	670,357	(2,238,827)	1,110,158
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	350,593	(519,618)	382,074	(881,241)	949,771
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,361)	0	(16,970)	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,123,051)	$ (3,423,975)	$ (3,096,481)	$ (2,631,326)	$ (2,431,458)